Description of Business and History (Details)	3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jul. 03, 2013 Directors	Apr. 30, 2012	Apr. 29, 2013
Description of Business and History [Textual]
Date of effectiveness of agreement	May 01, 2012	May 01, 2012
Date of agreement	Apr. 30, 2012	Apr. 30, 2012
Oxford City Football Club (Trading) Limited [Member]
Description of Business and History [Textual]
Percentage of Interest acquired			49.00%		100.00%
Number of directors appointed			4
Date of agreement			Jul. 01, 2013
Guerriero, LLC [Member]
Description of Business and History [Textual]
Percentage of Interest acquired			1.00%
Number of directors appointed			1
Oxford City Youth Football Club Limited Member]
Description of Business and History [Textual]
Percentage of Interest acquired			50.00%
Number of directors appointed			5
WMX Wealth Advisors, LLC [Member]
Description of Business and History [Textual]
Stock issued during acquisitions				26,346
Date of effectiveness of agreement				May 01, 2012
Date of agreement				Apr. 30, 2012